Lease liabilities and right-of-use assets	12 Months Ended
Dec. 31, 2023
Lease liabilities and right-of-use assets
Lease liabilities and rights-of-use assets
20	Lease liabilities and right-of-use assets

The Group’s lease environment includes rental of office space across different locations of operation.

Office leases

The Group has leased office space across different locations of operations with lease terms ranging from 1 – 5 years. The Group has determined the non-cancellable lease term for individual leases based on the requirements under IFRS 16 and considering the options available to extend the lease agreement or not to terminate the lease agreements.

Lease term

The Group’s contractual arrangements with the lessors generally contain lease term extension and early termination options that are to be mutually agreed upon between the lessor and the Group. Certain other leased office spaces contractually allow the lease agreement to be extended or terminated beyond the non-cancellable period solely upon the Group’s discretion.

Low value leases

The Group has not identified any low value leases for the year ended 31 December 2023 and 31 December 2022.

20.1	Right-of-use assets

	At 31 December
	2023	2022
	USD	USD
Balance as at 1 January	815,646	4,059,896
Acquisitions through business combinations (Note 7)	—	1,086,002
Additions during the year	436,769	696,431
Depreciation charge for the year	(364,116)	(1,216,495)
Assets classified as held for sale (Note 34)	(131,516)	(576,299)
Recognition of sublease receivables	—	(1,244,596)
Termination of lease	(272,421)	(1,989,293)
Balance as at 31 December	484,362	815,646

Depreciation is allocated as detailed below:

	2023	2022	2021
	USD	USD	USD
General and administrative expenses (Note 23)	215,302	848,618	411,373
Assets classified as held for sale	148,814	367,877	129,845
	364,116	1,216,495	541,218

20Lease liabilities and right-of-use assets (continued)

20.2	Sublease receivables

	At 31 December
	2023	2022
	USD	USD
Balance as at 1 January	1,201,552	—
Recognition of sublease receivables	—	1,331,622
Interest income	37,706	8,340
Lease rentals received	(668,236)	(138,410)
Balance as at 31 December	571,022	1,201,552

On November 1st, 2022, the Group entered into a sub-lease agreement for a space of 10,417 square feet part of the head office in Dubai. The agreement commenced on same date of the agreement and expires on November 1st, 2024.

Maturity analysis

	At 31 December
	2023	2022
	USD	USD
Less than one year (current)	571,022	648,523
One to two years (non-current)	—	553,029
Sublease receivables as at 31 December	571,022	1,201,552

20.3	Lease liabilities

	At 31 December
	2023	2022
	USD	USD
Balance as at 1 January	2,343,126	4,162,521
Acquisitions through business combinations (Note 7)	—	1,237,903
Additions during the year	436,769	726,769
Accretion of interest	127,426	341,510
Repayments	(572,997)	(1,192,283)
Liabilities directly associated with assets classified as held for sale (Note 34)	(330,563)	(628,845)
Termination of lease	(341,350)	(2,304,449)
Balance as at 31 December	1,662,411	2,343,126

Maturity analysis

	At 31 December
	2023	2022
	USD	USD
Less than one year (current)	640,695	751,015
One to two years (non-current)	579,335	902,761
Two to three years (non-current)	442,381	689,350
Lease liabilities as at 31 December	1,662,411	2,343,126

20	Lease liabilities and right-of-use assets (continued)
20.3	Lease liabilities (continued)

Accretion of interest is allocated as detailed below:

	2023	2022	2021
	USD	USD	USD
Finance costs (Note 28)	117,163	200,050	94,626
Assets classified as held for sale	10,263	141,460	45,558
	127,426	341,510	140,184

Amounts recognised in the consolidated statement of comprehensive income:

	At 31 December
	2023	2022	2021
	USD	USD	USD
Interest expense on lease liabilities	127,426	341,510	140,184
Interest income on sublease receivables	(37,706)	(8,340)	—
Depreciation for right-of-use assets	364,116	1,216,495	541,218
	453,836	1,549,665	681,402